Allowance for Credit Losses on Balance Sheet Positions (Detail) - Allowance for credit losses on balance sheet positions [Member] - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2020		Jun. 30, 2019
Allowance Account for Credit Losses of Financial Assets [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year		€ 4,093	[1]	€ 4,259	[2]
Movements in financial assets including new business		1,248	[1]	291	[2]
Transfers due to changes in creditworthiness		0	[1]	0	[2]
Changes due to modifications that did not result in derecognition
Changes in models		0	[1]	0	[2]
Financial assets that have been derecognized during the period	[3]	(280)	[1]	(463)	[2]
Recovery of written off amounts		23	[1]	41	[2]
Foreign exchange and other changes		(47)	[1]	(5)	[2]
Allowance for loan losses, end of year		5,037	[1]	4,123	[2]
Provision for Credit Losses excluding country risk		1,248	[1],[4],[5]	291	[2],[6]
Stage 1 [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year		549	[1]	509	[2]
Movements in financial assets including new business		108	[1]	(13)	[2]
Transfers due to changes in creditworthiness		39	[1]	64	[2]
Changes due to modifications that did not result in derecognition
Changes in models		0	[1]	0	[2]
Financial assets that have been derecognized during the period	[3]	0	[1]	0	[2]
Recovery of written off amounts		0	[1]	0	[2]
Foreign exchange and other changes		(14)	[1]	(4)	[2]
Allowance for loan losses, end of year		683	[1]	556	[2]
Provision for Credit Losses excluding country risk		148	[1],[4],[5]	52	[2],[6]
Stage 2 [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year		492	[1]	501	[2]
Movements in financial assets including new business		401	[1]	110	[2]
Transfers due to changes in creditworthiness		(93)	[1]	(69)	[2]
Changes due to modifications that did not result in derecognition
Changes in models		0	[1]	0	[2]
Financial assets that have been derecognized during the period	[3]	0	[1]	0	[2]
Recovery of written off amounts		0	[1]	0	[2]
Foreign exchange and other changes		(5)	[1]	(8)	[2]
Allowance for loan losses, end of year		796	[1]	534	[2]
Provision for Credit Losses excluding country risk		308	[1],[4],[5]	41	[2],[6]
Stage 3 [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year		3,015	[1]	3,247	[2]
Movements in financial assets including new business		668	[1]	171	[2]
Transfers due to changes in creditworthiness		54	[1]	5	[2]
Changes due to modifications that did not result in derecognition
Changes in models		0	[1]	0	[2]
Financial assets that have been derecognized during the period	[3]	(280)	[1]	(463)	[2]
Recovery of written off amounts		23	[1]	41	[2]
Foreign exchange and other changes		(43)	[1]	(5)	[2]
Allowance for loan losses, end of year		3,438	[1]	2,996	[2]
Provision for Credit Losses excluding country risk		722	[1],[4],[5]	176	[2],[6]
Stage 3 POCI [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year		36	[1]	3	[2]
Movements in financial assets including new business		71	[1]	23	[2]
Transfers due to changes in creditworthiness
Changes due to modifications that did not result in derecognition
Changes in models		0	[1]	0	[2]
Financial assets that have been derecognized during the period	[3]	0	[1]	0	[2]
Recovery of written off amounts		0	[1]	0	[2]
Foreign exchange and other changes		14	[1]	12	[2]
Allowance for loan losses, end of year		121	[1]	37	[2]
Provision for Credit Losses excluding country risk		€ 71	[1],[4],[5]	€ 23	[2],[6]

[1]	Allowance for credit losses does not include allowance for country risk amounting to EUR5million as of June 30, 2020.
[2]	Allowance for credit losses does not include allowance for country risk amounting to EUR3million as of June 30, 2019.
[3]	This position includes charge offs of allowance for credit losses.
[4]	Credit Loss Provision does include EUR42million reimbursement gain as of June 30, 2020.
[5]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[6]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.